DWS CROCI International VIP Investment Strategy - Class A [Member] - DWS CROCI International VIP	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States).Management process. Portfolio management will select stocks of companies that it believes offer economic value utilizing the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, in addition to other factors. Under the CROCI® strategy, economic value is measured using various metrics such as the CROCI® Economic Price Earnings Ratio (CROCI® Economic P/E Ratio). The CROCI® Economic P/E Ratio is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e., price/book value divided by return on equity). The CROCI® Economic P/E Ratio and other CROCI® metrics may be adjusted from time to time. The CROCI® strategy may apply other measures of company valuation, as determined by the CROCI® Investment Strategy and Valuation Group. Portfolio management may use criteria other than the CROCI® strategy in selecting investments. Portfolio management will select stocks primarily from a universe consisting of the largest companies in developed markets outside North America represented in the CROCI® Investment Strategy and Valuation Group’s database of companies evaluated using the CROCI® strategy. Generally, this database has included approximately 375 stocks from developed markets outside of North America. The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within the DWS Group, through a licensing arrangement with the fund’s Advisor.Portfolio management will periodically review and adjust the fund’s portfolio in order to maintain the desired balance between return potential and various risk factors, such as, without limitation: style, size, country and idiosyncratic risks. Portfolio management may refer to the output of various optimization tools and other portfolio construction techniques in order to help control for tax efficiency, unwanted portfolio exposure to the risk factors specified above versus the benchmark, as well as undesired levels of portfolio turnover, and other factors.CROCI® Investment Process. The CROCI® Investment Process is based on the belief that the data used in traditional valuations (i.e., accounting data) does not accurately appraise assets, reflect all liabilities or represent the real value of a company. This is because the accounting rules are not always designed specifically for investors and often utilize widely differing standards which can make measuring the real asset value of companies difficult. The CROCI® Investment Process seeks to generate data that will enable valuation comparisons on a consistent basis, resulting in what portfolio management believes is an effective and efficient sector and stock selection process targeting investment in real value. This CROCI® Investment Process takes into account financially material events which the CROCI® Investment Strategy and Valuation Group believes may impact a company’s valuation (and these may include macro and micro economic events, political and regulatory events or developments, and environmental, social or governance (ESG) considerations, among other factors).Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.